Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Loans, including fees	$ 17,559	$ 14,645	$ 14,465
Taxable securities	2,475	2,267	1,950
Tax-exempt securities	418	465	513
Other interest income	17	2	4
Total interest income	20,469	17,379	16,932
Interest expense:
Deposits	1,811	1,677	2,356
Securities sold under agreements to repurchase	5	5	4
Short-term borrowings	94	63	15
Long-term debt	328	275	207
Other interest bearing liabilities	30	22	16
Total interest expense	2,268	2,042	2,598
Net interest income	18,201	15,337	14,334
Provision for loan losses	466	502	357
Net interest income after provision for loan losses	17,735	14,835	13,977
Non-interest income:
Customer service fees	1,736	1,563	1,278
Debit card fee income	1,044	866	847
Earnings on bank-owned life insurance and annuities	371	378	391
Trust fees	454	396	438
Commissions from sales of non-deposit products	223	347	352
Income from unconsolidated subsidiary	222	238	236
Fees derived from loan activity	232	187	202
Mortgage banking income	158	190	214
Gain (loss) on sales and calls of securities	218	13	9
Gain on sales of loans	113
Gain from life insurance proceeds	364	98	165
Other non-interest income	283	229	202
Total non-interest income	5,418	4,505	4,334
Non-interest expense:
Employee compensation expense	6,883	6,095	5,876
Employee benefits	2,301	1,816	1,444
Occupancy	1,137	1,039	993
Equipment	661	519	470
Data processing expense	1,807	1,589	1,545
Director compensation	238	192	205
Professional fees	539	430	396
Taxes, other than income	437	368	340
FDIC Insurance premiums	375	318	310
(Gain) loss on sales of other real estate owned	150	(14)	22
Amortization of intangibles	105	51	45
Amortization of investment in low-income housing partnership	479	479	479
Merger and acquisition expense	347	1,806
Other non-interest expense	1,719	1,511	1,445
Total non-interest expense	17,178	16,199	13,570
Income before income taxes	5,975	3,141	4,741
Provision for income taxes	819	83	525
Net income	$ 5,156	$ 3,058	$ 4,216
Earnings per share
Basic	$ 1.07	$ 0.72	$ 1.01
Diluted	1.07	0.72	1.01
Cash dividends declared per share	$ 0.88	$ 0.88	$ 0.88
Weighted average basic shares outstanding	4,801,245	4,240,319	4,192,761
Weighted average diluted shares outstanding	4,802,175	4,241,265	4,193,129